Per Share Amounts (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Weighted average shares – basic (in shares)	549,109,960	545,162,580
Dilutive impact of restricted shares (in shares)	0	0
Weighted average shares – diluted (in shares)	549,109,960	545,162,580
Antidilutive securities excluded from computation of EPS (in shares)	1,086,922	1,603,575